MFS(R)/ SUN LIFE SERIES TRUST:

                           INTERNATIONAL VALUE SERIES

                      Supplement to the Current Prospectus

         Effective October 23, 2003, the Portfolio Manager section of the prospectus is hereby restated as follows:

         This series is managed by Barnaby Wiener, a Senior Vice President of MFS, who has been a portfolio manager of the series since January 2003 and has been employed in the investment management area of MFS since 1998.

                The date of this Supplement is November 26, 2003.